Noncontrolling Interests (Tables)	12 Months Ended
Sep. 24, 2022
Noncontrolling Interest [Abstract]
Summary of Common Stock Outstanding
The following table summarizes the ownership of Symbotic Inc. stock for the period beginning June 7, 2022, the closing of the Business Combination, and ending September 24, 2022.

	Class A Common Stock	Class V-1 and Class V-3 Common Stock	Total	Class A Common Stock	Class V-1 and Class V-3 Common Stock	Total
Beginning of period	—	—	—
Issuances	56,111,651	497,777,598	553,889,249
Exchanges	1,607,185	(1,607,185)	—

End of period	57,718,836	496,170,413	553,889,249	10.4%	89.6%	100%